Long-term interest bearing debt and interest expenses (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended						9 Months Ended				9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 US$1,500 facility (June 2014) [Member]	Dec. 31, 2012 US$1,500 facility (June 2014) [Member]	Sep. 30, 2013 US$1,200 facility (June 2015) [Member]	Dec. 31, 2012 US$1,200 facility (June 2015) [Member]	Sep. 30, 2013 US$109.5 vendor financing facility (May 2016) [Member]	Dec. 31, 2012 US$109.5 vendor financing facility (May 2016) [Member]	Sep. 30, 2013 US$550 facility (December 2016) [Member]	Dec. 31, 2012 US$550 facility (December 2016) [Member]	Sep. 30, 2013 US$440 facility (December 2017) [Member]	Dec. 31, 2012 US$440 facility (December 2017) [Member]	May 17, 2013 US$440 facility (December 2017) [Member] Seadrill Limited [Member] Tender Rig T15 [Member]
Debt Instrument [Line Items]
Total interest bearing debt	$ 1,216.9	$ 1,292.7	$ 463.5	$ 572.6	$ 94.6	$ 111.1	$ 109.5	$ 0	$ 453.8	$ 508.5	$ 95.5	$ 100.5
Less: current portion	(545.1)	(235.6)										(10.1)
Long-term portion of interest bearing debt	671.8	1,057.1
Long-term Debt, Fiscal Year Maturity [Abstract]
Twelve months ended September 30, 2014	545.1
Twelve months ended September 30, 2015	143.2
Twelve months ended September 30, 2016	174.6
Twelve months ended September 30, 2017	298.7
Twelve months ended September 30, 2018 and thereafter	55.3
Total interest bearing debt	1,216.9	1,292.7	463.5	572.6	94.6	111.1	109.5	0	453.8	508.5	95.5	100.5
Liabilities assumed on acquisition													100.5
Debt, face amount							$ 109.5				$ 440.0	$ 100.5
Variable rate basis on debt issuance	LIBOR						LIBOR				3 month LIBOR
Interest rate added to LIBOR (in hundredths)							5.00%				3.25%